ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets Held For Sale And Discontinued Operations [Line Items]
Property, plant and equipment, net	$ 1,359	$ 1,804
Assets and liabilities classified as held for sale [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	70
Inventories	325
Property, plant and equipment, net	110
Intangible assets	11,713
Assets held for sale	12,218
Liabilities attributed to assets held for sale	0
Net Assets Held For Sale	$ 12,218